UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02021

Deutsche Securities Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

to Shareholders

Deutsche Communications Fund

(formerly DWS Communications Fund)

Contents

3 Letter to Shareholders
4 Performance Summary
6 Portfolio Management Team
6 Portfolio Summary
9 Investment Portfolio
13 Statement of Assets and Liabilities
15 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
24 Notes to Financial Statements
36 Information About Your Fund's Expenses
38 Advisory Agreement Board Considerations and Fee Evaluation
43 Account Management Resources
45 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:
Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
Unadjusted for Sales Charge	0.91%	20.23%	16.69%	6.67%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–4.89%	13.31%	15.31%	6.04%
MSCI World Index†	6.18%	24.05%	14.99%	7.25%
MSCI World Telecom Services Index††	2.51%	22.29%	13.45%	7.62%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/014
Unadjusted for Sales Charge	0.50%	19.28%	15.84%	5.92%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–3.50%	16.28%	15.73%	5.92%
MSCI World Index†	6.18%	24.05%	14.99%	7.25%
MSCI World Telecom Services Index††	2.51%	22.29%	13.45%	7.62%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
Unadjusted for Sales Charge	0.54%	19.30%	15.82%	5.87%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.46%	19.30%	15.82%	5.87%
MSCI World Index†	6.18%	24.05%	14.99%	7.25%
MSCI World Telecom Services Index††	2.51%	22.29%	13.45%	7.62%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
No Sales Charges	1.01%	20.56%	16.99%	6.94%
MSCI World Index†	6.18%	24.05%	14.99%	7.25%
MSCI World Telecom Services Index††	2.51%	22.29%	13.45%	7.62%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 1.67%, 2.67%, 2.51% and 1.28% for Class A, Class B, Class C and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the U.S.

†† MSCI World Telecom Services Index is an unmanaged index that tracks telecom securities from around the world. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Institutional Class
Net Asset Value
6/30/14	$24.63	$22.62	$22.54	$25.17
12/31/13	$24.50	$22.60	$22.51	$25.01
Distribution Information as of 6/30/14
Income Dividends, Six Months	$.09	$.09	$.09	$.09

Portfolio Management Team

Walter Holick, Director

Lead Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 1990 as fund manager for global equities: technology, telecommunication services and media.

— Senior Fund Manager for Global Equities focused on the Telecommunications, Media and Technology Sectors based in Frankfurt.

— Master of Social Science in Money, Banking and Finance, University of Birmingham, UK; Diplom-Kaufmann (German Master's degree in business and economics), J.W. Goethe-Universität, Frankfurt.

Frederic L. Fayolle, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in July 2000 after 10 years of experience with Philips Electronics in the USA with responsibility for Philips's CRT display industry research for North America.

— Senior Equity Portfolio Manager focused on the Technology sector based in Frankfurt.

— MS in Engineering from University of Michigan; MS in Engineering from Ecole Centrale Paris; MBA with finance concentration from University of Michigan Business School.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2014 (63.3% of Net Assets)
1. AT&T, Inc. An integrated telecommunications company	15.8%
2. Verizon Communications, Inc. Provider of advanced communication and information technology services	11.5%
3. Comcast Corp. Developer, manager and operator of hybrid fiber-coaxial broadband cable communications networks	6.4%
4. Vodafone Group PLC Provides a range of mobile telecommunication services	6.2%
5. BT Group PLC Provider of telecommunication services in the U.K. to both consumers and businesses	4.9%
6. Deutsche Telekom AG An integrated telecommunications company based in Germany	4.8%
7. Telefonica SA Provider of telecommunication services to European and Latin American countries	4.7%
8. SOFTBANK Corp. Provides telecommunication services	3.9%
9. Time Warner Cable, Inc. Provider of cable television and of communication services	2.7%
10. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communication devices	2.4%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

Investment Portfolio as of June 30, 2014 (Unaudited)

	Shares	Value ($)

Common Stocks 90.1%
Communications Equipment 3.9%
Cisco Systems, Inc.	60,000	1,491,000
QUALCOMM, Inc.	40,000	3,168,000
Telefonaktiebolaget LM Ericsson "B"	50,000	604,276
		5,263,276
Media 11.4%
Comcast Corp. "A" (a)	160,000	8,588,800
DIRECTV*	15,000	1,275,150
Liberty Global PLC "A"*	40,000	1,768,800
Time Warner Cable, Inc.	25,000	3,682,500
		15,315,250
National Carriers 53.5%
AT&T, Inc. (a)	600,000	21,216,000
BCE, Inc.	30,000	1,360,761
BT Group PLC	1,000,000	6,587,178
CenturyLink, Inc.	70,000	2,534,000
Deutsche Telekom AG (Registered)	370,000	6,485,006
Orange SA	100,000	1,578,119
Singapore Telecommunications Ltd.	700,000	2,161,360
Swisscom AG (Registered)	5,500	3,197,170
TDC AS	150,000	1,552,384
Telecom Italia SpA (RSP)	300,000	296,385
Telefonica SA	370,000	6,343,147
Telenor ASA (a)	50,000	1,138,763
TELUS Corp.	30,000	1,118,129
Verizon Communications, Inc.	315,000	15,412,950
Ziggo NV	20,000	924,825
		71,906,177
Real Estate Investment Trusts 2.2%
Crown Castle International Corp. (REIT)	40,000	2,970,400
Semiconductors 1.7%
ARM Holdings PLC	150,000	2,261,615
Software & Applications 1.0%
Check Point Software Technologies Ltd.* (a)	20,000	1,340,600
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	35,000	3,252,550
Wireless Services 14.0%
Millicom International Cellular SA (SDR)	5,000	457,978
SBA Communications Corp. "A"*	30,000	3,069,000
SOFTBANK Corp.	70,000	5,212,082
Sprint Corp.*	150,000	1,279,500
T-Mobile U.S., Inc.*	15,000	504,300
Vodafone Group PLC	2,500,000	8,343,073
		18,865,933
Total Common Stocks (Cost $100,863,408)		121,175,801

Securities Lending Collateral 11.9%
Daily Assets Fund Institutional, 0.06% (b) (c) (Cost $16,033,633)	16,033,633	16,033,633

Cash Equivalents 8.5%
Central Cash Management Fund, 0.06% (b) (Cost $11,447,442)	11,447,442	11,447,442

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $128,344,483)†	110.5	148,656,876
Other Assets and Liabilities, Net	(10.5)	(14,083,848)
Net Assets	100.0	134,573,028

* Non-income producing security.

† The cost for federal income tax purposes was $128,344,483. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $20,312,393. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,522,303 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,209,910.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $15,591,630, which is 11.6% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
NASDAQ E-Mini 100 Index	USD	9/19/2014	80	6,144,800	108,880
S&P 500 E-Mini Index	USD	9/19/2014	45	4,392,900	52,200
Total unrealized appreciation					161,080

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Communications Equipment	$4,659,000	$604,276	$—	$5,263,276
Media	15,315,250	—	—	15,315,250
National Carriers	41,641,840	30,264,337	—	71,906,177
Real Estate Investment Trusts	2,970,400	—	—	2,970,400
Semiconductors	—	2,261,615	—	2,261,615
Software & Applications	1,340,600	—	—	1,340,600
Technology Hardware, Storage & Peripherals	3,252,550	—	—	3,252,550
Wireless Services	4,852,800	14,013,133	—	18,865,933
Other Receivable**	—	—	1,319,330	1,319,330
Short-Term Investments (d)	27,481,075	—	—	27,481,075
Derivatives (e) Futures Contracts	161,080	—	—	161,080
Total	$101,674,595	$47,143,361	$1,319,330	$150,137,286

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 other receivable, for which significant unobservable inputs were used in determining value:

Other Receivable**
Balance as of December 31, 2013	$1,319,330
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of June 30, 2014	$1,319,330
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2014	$—

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 6/30/14	Valuation Technique(s)	Unobservable Input
Other Receivable**	$1,319,330	Estimated Recovery Value based on Bankruptcy Trustee Document	Recovery Value — 11.5%
			Discount for Lack of Marketability — 10%

** Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty. The Fund is in the process of claiming Lehman Brothers.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's holdings in other receivables are the estimated recovery value based on the Lehman Bankruptcy Trustee document with a discount for lack of marketability. A significant change in the estimate of the Fund's recovery could have a material change on the fair value measurement.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $100,863,408) — including $15,591,630 of securities loaned	$121,175,801
Investment in Daily Assets Fund Institutional (cost $16,033,633)*	16,033,633
Investment in Central Cash Management Fund (cost $11,447,442)	11,447,442
Total investments in securities, at value (cost $128,344,483)	148,656,876
Cash	8,485
Foreign currency, at value (cost $98,774)	99,897
Deposit with broker for futures contracts	430,625
Receivable for Fund shares sold	5,634
Dividends receivable	379,442
Interest receivable	7,316
Receivable for variation margin on futures contracts	15,300
Foreign taxes recoverable	84,127
Other receivable**	1,319,330
Other assets	33,319
Total assets	151,040,351
Liabilities
Payable upon return of securities loaned	16,033,633
Payable for Fund shares redeemed	124,944
Accrued management fee	100,638
Accrued Trustees' fees	38
Other accrued expenses and payables	208,070
Total liabilities	16,467,323
Net assets, at value	$134,573,028

* Represents collateral on securities loaned.

** Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty. The Fund is in the process of claiming Lehman Brothers.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2014 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	1,145,343
Net unrealized appreciation (depreciation) on: Investments	20,312,393
Other receivable	(11,427,822)
Futures	161,080
Foreign currency	7,678
Accumulated net realized gain (loss)	(22,437,239)
Paid-in capital	146,811,595
Net assets, at value	$134,573,028
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($128,239,818 ÷ 5,207,288 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$24.63
Maximum offering price per share (100 ÷ 94.25 of $24.63)	$26.13
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($242,124 ÷ 10,702 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$22.62
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($5,738,849 ÷ 254,632 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$22.54
Institutional Class Net Asset Value, offering and redemption price(a) per share ($352,237 ÷ 13,995 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$25.17

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $97,439)	$2,204,018
Income distributions — Central Cash Management Fund	2,785
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	30,663
Total income	2,237,466
Expenses: Management fee	638,197
Administration fee	65,401
Services to shareholders	110,699
Distribution and service fees	170,950
Custodian fee	5,188
Professional fees	61,853
Reports to shareholders	22,022
Registration fees	24,979
Trustees' fees and expenses	3,857
Other	11,581
Total expenses before expense reductions	1,114,727
Expense reductions	(27,889)
Total expenses after expense reductions	1,086,838
Net investment income (loss)	1,150,628
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	5,048,540
Futures	941,738
Foreign currency	15,190
6,005,468
Change in net unrealized appreciation (depreciation) on: Investments	(6,184,594)
Futures	(175,240)
Foreign currency	(3,883)
(6,363,717)
Net gain (loss)	(358,249)
Net increase (decrease) in net assets resulting from operations	$792,379

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income (loss)	$1,150,628	$1,806,726
Operations: Net investment income (loss)	$1,150,628	$1,806,726
Net realized gain (loss)	6,005,468	5,943,931
Change in net unrealized appreciation (depreciation)	(6,363,717)	27,212,674
Net increase (decrease) in net assets resulting from operations	792,379	34,963,331
Distributions to shareholders from: Net investment income: Class A	(458,404)	(1,278,085)
Class B	(1,153)	(840)
Class C	(21,912)	(13,665)
Institutional Class	(1,314)	(36,191)
Total distributions	(482,783)	(1,328,781)
Fund share transactions: Proceeds from shares sold	9,401,649	47,855,173
Reinvestment of distributions	438,587	1,207,643
Payments for shares redeemed	(16,770,043)	(53,370,314)
Redemption fees	2,725	2,913
Net increase (decrease) in net assets from Fund share transactions	(6,927,082)	(4,304,585)
Increase (decrease) in net assets	(6,617,486)	29,329,965
Net assets at beginning of period	141,190,514	111,860,549
Net assets at end of period (including undistributed net investment income of $1,145,343 and $477,498, respectively)	$134,573,028	$141,190,514

The accompanying notes are an integral part of the financial statements.

Financial Highlights

			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$24.50		$18.90	$16.51	$17.37		$14.37		$9.58
Income (loss) from investment operations: Net investment income (loss)a	.21		.31	.32	.59	f	.12		.23
Net realized and unrealized gain (loss)	.01	b	5.53	2.49	(.88)		3.01		4.82
Total from investment operations	.22		5.84	2.81	(.29)		3.13		5.05
Less distributions from: Net investment income	(.09)		(.24)	(.42)	(.57)		(.18)		(.25)
Tax return of capital	—		—	—	—		—		(.01)
Total distributions	(.09)		(.24)	(.42)	(.57)		(.18)		(.26)
Increase from regulatory settlements	—		—	—	—		.05	e	—
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$24.63		$24.50	$18.90	$16.51		$17.37		$14.37
Total Return (%)c,d	.91	**	30.93	17.10	(1.62)		22.34	e	52.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	128		135	107	105		124		124
Ratio of expenses before expense reductions (%)	1.67	*	1.67	1.72	1.78		1.83		2.05
Ratio of expenses after expense reductions (%)	1.63	*	1.64	1.63	1.66		1.74		1.61
Ratio of net investment income (loss) (%)	1.79	*	1.43	1.76	3.33	f	.77		1.89
Portfolio turnover rate (%)	33	**	23	73	74		168		148
a Based on average shares outstanding during the period.
b The amount of net realized and unrealized gain shown for a share outstanding for the period ended June 30, 2014 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes a non-recurring payment from the Advisor, which amounted to $0.029 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.020 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.34% lower.
f Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.13 per share and 0.75% of average daily net assets, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended December 31,
Class B	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$22.60		$17.43	$15.23	$16.02		$13.25		$8.82
Income (loss) from investment operations: Net investment income (loss)a	.11		.13	.17	.43	f	.00	***	.14
Net realized and unrealized gain (loss)	.00	b***	5.10	2.28	(.81)		2.77		4.42
Total from investment operations	.11		5.23	2.45	(.38)		2.77		4.56
Less distributions from: Net investment income	(.09)		(.06)	(.25)	(.41)		(.05)		(.12)
Tax return of capital	—		—	—	—		—		(.01)
Total distributions	(.09)		(.06)	(.25)	(.41)		(.05)		(.13)
Increase from regulatory settlements	—		—	—	—		.05	e	—
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$22.62		$22.60	$17.43	$15.23		$16.02		$13.25
Total Return (%)c,d	.50	**	30.00	16.10	(2.30)		21.46	e	51.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.3	.4	1		1		1
Ratio of expenses before expense reductions (%)	2.69	*	2.67	2.75	2.76		2.80		3.20
Ratio of expenses after expense reductions (%)	2.38	*	2.39	2.38	2.41		2.49		2.23
Ratio of net investment income (loss) (%)	1.00	*	.67	1.00	2.59	f	.01		1.23
Portfolio turnover rate (%)	33	**	23	73	74		168		148
a Based on average shares outstanding during the period.
b The amount of net realized and unrealized gain shown for a share outstanding for the period ended June 30, 2014 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes a non-recurring payment from the Advisor, which amounted to $0.026 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.022 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.34% lower.
f Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 0.71% of average daily net assets, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended December 31,
Class C	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$22.51		$17.36	$15.17	$15.96		$13.20		$8.79
Income (loss) from investment operations: Net investment income (loss)a	.12		.13	.17	.42	f	.00	***	.12
Net realized and unrealized gain (loss)	.00	b***	5.08	2.27	(.81)		2.76		4.42
Total from investment operations	.12		5.21	2.44	(.39)		2.76		4.54
Less distributions from: Net investment income	(.09)		(.06)	(.25)	(.40)		(.05)		(.12)
Tax return of capital	—		—	—	—		—		(.01)
Total distributions	(.09)		(.06)	(.25)	(.40)		(.05)		(.13)
Increase from regulatory settlements	—		—	—	—		.05	e	—
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$22.54		$22.51	$17.36	$15.17		$15.96		$13.20
Total Return (%)c,d	.54	**	30.00	16.17	(2.38)		21.47	e	51.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		5	4	4		5		5
Ratio of expenses before expense reductions (%)	2.48	*	2.51	2.57	2.63		2.72		3.00
Ratio of expenses after expense reductions (%)	2.38	*	2.39	2.38	2.41		2.49		2.36
Ratio of net investment income (loss) (%)	1.06	*	.67	1.02	2.61	f	.01		1.04
Portfolio turnover rate (%)	33	**	23	73	74		168		148
a Based on average shares outstanding during the period.
b The amount of net realized and unrealized gain shown for a share outstanding for the period ended June 30, 2014 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes a non-recurring payment from the Advisor, which amounted to $0.027 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.021 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.34% lower.
f Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 0.74% of average daily net assets, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended December 31,
Institutional Class	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$25.01		$19.28	$16.83	$17.75		$14.69		$9.81
Income (loss) from investment operations: Net investment income (loss)a	.25		.38	.37	.83	e	.18		.26
Net realized and unrealized gain (loss)	.00	b***	5.66	2.54	(1.12)		3.07		4.95
Total from investment operations	.25		6.04	2.91	(.29)		3.25		5.21
Less distributions from: Net investment income	(.09)		(.31)	(.46)	(.63)		(.25)		(.32)
Tax return of capital	—		—	—	—		—		(.01)
Total distributions	(.09)		(.31)	(.46)	(.63)		(.25)		(.33)
Increase from regulatory settlements	—		—	—	—		.06	d	—
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$25.17		$25.01	$19.28	$16.83		$17.75		$14.69
Total Return (%)	1.01	c**	31.36	17.30	(1.50)		22.81	c,d	52.87	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.4		.4	.3	.3		1		2
Ratio of expenses before expense reductions (%)	1.47	*	1.28	1.40	1.40		1.37		1.52
Ratio of expenses after expense reductions (%)	1.38	*	1.28	1.40	1.40		1.37		1.34
Ratio of net investment income (loss) (%)	2.06	*	1.63	1.99	4.47	e	1.13		2.07
Portfolio turnover rate (%)	33	**	23	73	74		168		148
a Based on average shares outstanding during the period.
b The amount of net realized and unrealized gain shown for a share outstanding for the period ended June 30, 2014 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
c Total return would have been lower had certain expenses not been reduced.
d Includes a non-recurring payment from the Advisor, which amounted to $0.029 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.027 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.34% lower.
e Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.15 per share and 0.80% of average daily net assets, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Communications Fund (formerly DWS Communications Fund) (the "Fund") is a non-diversified series of Deutsche Securities Trust (formerly DWS Securities Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with each Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $28,106,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 ($28,106,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2014, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the changes in the value of the underlying hedged security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2014, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the Fund invested in futures contracts purchased with a total notional value generally indicative of a range from approximately $9,311,000 to $10,538,000.

The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$161,080
The above derivative is located in the following Statement of Assets and Liabilities account:
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$941,738
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(175,240)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term contracts) aggregated $39,820,116 and $44,413,610, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $100 million of the Fund's average daily net assets	1.00%
Next $100 million of such net assets	.90%
Next $100 million of such net assets	.85%
Next $200 million of such net assets	.80%
Next $500 million of such net assets	.73%
Next $500 million of such net assets	.68%
Over $1.5 billion of such net assets	.65%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.98% of the Fund's average daily net assets.

For the period from January 1, 2014 through April 30, 2015, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.63%
Class B	2.38%
Class C	2.38%
Institutional Class	1.38%

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$24,500
Class B	429
Class C	2,799
Institutional Class	161
$27,889

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $65,401, of which $11,079 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$44,126	$25,051
Class B	557	294
Class C	2,535	1,443
Institutional Class	74	27
	$47,292	$26,815

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of the Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended June 30, 2014, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2014
Class B	$1,027	$150
Class C	20,222	3,453
	$21,249	$3,603

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2014, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2014	Annualized Rate
Class A	$142,811	$59,179	.23%
Class B	313	166	.23%
Class C	6,577	2,397	.24%
	$149,701	$61,742

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2014 aggregated $2,577.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2014, the CDSC for Class B and C shares aggregated $24 and $53, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,783, of which $4,192 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,683.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	367,464	$8,879,684	2,070,507	$44,513,219
Class C	22,918	504,016	40,731	802,750
Institutional Class	727	17,949	104,786	2,539,204
		$9,401,649		$47,855,173
Shares issued to shareholders in reinvestment of distributions
Class A	17,755	$418,105	48,846	$1,160,590
Class B	53	1,153	38	831
Class C	834	18,019	505	11,024
Institutional Class	54	1,310	1,452	35,198
		$438,587		$1,207,643
Shares redeemed
Class A	(688,279)	$(16,370,496)	(2,271,636)	$(49,863,566)
Class B	(4,288)	(93,934)	(7,167)	(137,017)
Class C	(12,434)	(272,348)	(37,688)	(752,981)
Institutional Class	(1,336)	(33,265)	(107,686)	(2,616,750)
		$(16,770,043)		$(53,370,314)
Redemption fees		$2,725		$2,913
Net increase (decrease)
Class A	(303,060)	$(7,069,982)	(152,283)	$(4,186,844)
Class B	(4,235)	(92,781)	(7,129)	(136,186)
Class C	11,318	249,687	3,548	60,793
Institutional Class	(555)	(14,006)	(1,448)	(42,348)
		$(6,927,082)		$(4,304,585)

G. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B and C shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B and C shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Institutional Class
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,009.10	$1,005.00	$1,005.40	$1,010.10
Expenses Paid per $1,000*	$8.12	$11.83	$11.83	$6.88
Hypothetical 5% Fund Return	Class A	Class B	Class C	Institutional Class
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,016.71	$1,012.99	$1,012.99	$1,017.95
Expenses Paid per $1,000*	$8.15	$11.88	$11.88	$6.90

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Institutional Class
Deutsche Communications Fund	1.63%	2.38%	2.38%	1.38%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Communications Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant").The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 1st quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds, noting that DIMA indicated that it does not provide services to any comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B and C also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	TISHX	FTEBX	FTICX	FLICX
CUSIP Number	25159L 729	25159L 711	25159L 695	25159L 687
Fund Number	432	632	732	532

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DCF-3
IR-028284-3 8/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Communications Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2014